Note 5 - Prepaid Expenses and Other Current Assets (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014
Details
Prepaid expenses (increase/decrease)	$ 4,665	$ 2,835
Increase (Decrease) in Prepaid Rent	$ 3,500